Document and Entity Information	6 Months Ended
	Jun. 30, 2012	Mar. 31, 2012 DPL [Member]
Entity Registrant Name	DPL INC
Entity Central Index Key	0000787250
Document Type	8-K
Document Period End Date	Jun. 30, 2012
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding		1
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	Q2